Expense Example - Investor A, Institutional - BlackRock Defensive Advantage U.S. Fund	Dec. 14, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	459
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	$ 1,039